(ICON)
Prudential
National
Municipals
Fund, Inc.

SEMI
ANNUAL
REPORT
June 30, 1998
(LOGO)

Prudential National Municipals Fund, Inc.
Performance At A Glance.
A bountiful supply of new municipal bonds were issued by state and local governments to take advantage of low borrowing costs over the past six months. Despite the large supply, we encountered difficulty finding attractively priced, medium-quality bonds to enhance our return to you. Then too, portfolio duration (a measure of sensitivity to changing interest rates) was not longer than the average fund so the Prudential National Municipal Fund did not gain as rapidly as it could have when bond prices rose. As a result, the Fund's Class A shares returned 2.21% compared to 2.26% for the Lipper General Municipal Average.

Cumulative Total Returns1                                             As of 6/30/98
                          Six        One      Five               Ten               Since
                         Months      Year     Years             Years            Inception2
Class A                   2.21%      8.78%     32.17% (32.01)    N/A                87.28% (87.04)
Class B                   2.00       8.34      29.64  (29.48)  102.59% (102.34)    351.30  (350.74)
Class C                   1.88       8.07           N/A          N/A                28.28  (28.13)
Lipper General
Muni Average3             2.26       8.39      32.41           115.27                   ***

Average Annual Total Returns1                                     As of 6/30/98
                                     One      Five               Ten               Since
                                     Year     Years             Years            Inception2
Class A                              5.52%      5.10% (5.07)        N/A             7.33% (7.32)
Class B                              3.34       5.17  (5.14)    7.32% (7.30)        8.64
Class C                              7.07           N/A             N/A             6.57  (6.54)

Distributions & Yields                                            As of 6/30/98
                                Total                          Taxable Equivalent Yield4
                             Distributions         30-Day             At Tax Rates Of
                            Paid for Six Mos.    SEC Yield       36%              39.6%
Class A                         $0.40              4.17%          6.52%            6.90%
Class B                         $0.37              3.90           6.09             6.46
Class C                         $0.35              3.65           5.70             6.04

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

2Inception dates: Class A, 1/22/90; Class B, 4/25/80; and Class C, 8/1/94.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

***Lipper Since Inception returns are 87.68% for Class A; 387.11% for Class B; and 31.05% for Class C based on all funds in each share class.

          How Investments Compared.
              (As of 6/30/98)
                  (GRAPH)
 U.S.       General       General        U.S.
Growth       Bond        Muni Debt      Taxable
Funds        Funds        Funds        Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager
(PHOTO)
Portfolio
Manager's Report
We invest in carefully selected, medium-quality, long-term municipal bonds that offer a high level of current income that is exempt from federal income taxes. These bonds are varied among the states, maturities and types of activity they support. There can be no assurance that the Fund will achieve its investment objective.

A Record Breaker?
Municipal bond issuance in 1998 could surpass the record $292.2 billion sold in 1993. Half of that total has already been issued in the first six months of this year. With long-term interest rates expected to linger at low levels as U.S. economic growth moderates, state and local governments could easily sell enough bonds in the second half of the year to beat the record tally.

Strategy Session.
When It Rains...
Investors fleeing a worsening economic crisis in Asia and domestic stock market volatility purchased U.S. Treasuries, which sent the 30-year bond yield tumbling in June to its lowest level since regular sales of the securities began in 1977. (Yields fall as bond prices rise and vice versa.) Indeed the 30-year bond yield hovered near rock-bottom levels throughout the first half of 1998, which helped keep a lid on municipal bond yields.

Savvy state and local governments took advantage of the low borrowing costs by issuing $146.4 billion of long-term, tax-exempt bonds in the first six months of the year, a whopping 51% increase over the comparable period in 1997. Most notably, the Long Island Power Authority sold $3.4 billion of bonds in May, the largest municipal debt issue in the history of the market.

Proceeds from some of the new, lower interest rate bonds were used to prerefund or arrange for the early retirement of older bonds with higher interest rates. This strategy enabled state and local governments to lower their borrowing costs even more. Meanwhile, as a result of being prerefunded, prices of the older bonds climbed sharply because the bonds became backed by direct U.S. government obligations.

The heavy supply of new debt, among other factors, caused municipal bonds to cheapen relative to Treasuries. For example, the yield ratio of 30-year Aaa-rated insured tax-exempt securities to 30-year Treasuries stood at 93% on June 30, the widest since the data began to be compiled in January 1989, according to the Bond Buyer newspaper. Tax-exempt securities returned 2.69% for the six-month period, based on a Lehman Brothers' Index.

    Portfolio Composition
Sectors expressed as a percentage of
  total investments as of 6/30/98
             (PIE CHART)

What Went Well.
Prerefunded and Noncallable.

The Fund benefited when some of its bonds increased in value after being prerefunded. As you remember, bonds that are prerefunded become backed by direct obligations of the U.S. government, which significantly improves their credit quality and prices. In fact, credit rating agencies such as Standard and Poor's often award prerefunded bonds their highly prized AAA rating. Prerefunded bonds accounted for as much as 8.6% of the Fund's total investments during the reporting period.

Noncallable bonds perform well when the tax-exempt market rallies because they are free to appreciate in value without the risk of being retired prior to maturity. Nearly 48% of the Fund's total investments were in noncallable bonds as of June 30, 1998. Some of our noncallable bonds were also zero coupon bonds that also gained nicely because they typically trade at deep discounts to their maturity value.

And Not So Well.
Needle In A Haystack.
The Bond Buyer Revenue Bond Index, a widely watched barometer of municipal yields, remained below 5.60% during the first half of the year. Finding municipal bonds with solid yields when interest rates are this low can prove challenging because investors compete fiercely for these attractively priced securities.

Your Fund is principally invested in medium-quality bonds such as those rated BBB. Demand for these bonds was so great that their yields (which move in the opposite direction of prices) fell more in line with yields on bonds rated AAA. Over the past six months, BBB-rated bonds comprised less than 25% of the Fund's total investments. Owning more would have boosted the Fund's returns because these bonds appreciated in value and provided a good stream of interest income.

The Fund could have also performed better when bonds rallied if we had maintained a longer-than-average duration.


Five Largest Issuers.
3.3%            Tulsa Municipal
                Airport Trust Revenue
2.7%            Metro Pier & Expo Authority
2.4%            Ohio Water Development Authority
2.1%            NJ Tpke. Auth. Rev.
1.9%            NY City Muni Water Finance Authority

Expressed as a percentage of net assets as of 6/30/98.

Looking Ahead.
We expect the Federal Reserve to leave monetary policy unchanged for the remainder of the year. Concerns about mounting wage pressures and potentially higher commodity prices are offset by the fact that continued Asian financial problems caused U.S. economic growth to slow. Under these conditions, the Federal Reserve has little reason to act. If monetary policy holds steady as expected and the U.S. Treasury keeps paying down debt, Treasuries could rally further and municipal bonds would go along for the ride.

  Credit Quality.
Expressed as a percentage of
total investments as of 6/30/98.
         (PIE CHART)
-------------------------------------------------------------------------------
                                 1

President's Letter                                         August 4, 1998
(PHOTO)
                          Managing Expectations.

Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration. As a result, many of us have grown accustomed to seeing the Dow Jones Industrial Average, the S&P 500 and other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow. Inflation remains subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term (several years or longer) investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
-------------------------------------------------------------------------------
                                 2

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--97.0%
------------------------------------------------------------------------------------------------------------------------------
Alaska--1.8%
Anchorage Elec. Utility Rev.,
   M.B.I.A.                                                         Aaa           6.50%      12/01/12   $  3,400 (h) $  4,011,966
   M.B.I.A.                                                         Aaa           6.50       12/01/13      2,500 (h)    2,959,200
   M.B.I.A.                                                         Aaa           6.50       12/01/14      3,455 (h)    4,095,073
                                                                                                                     ------------
                                                                                                                       11,066,239
------------------------------------------------------------------------------------------------------------------------------
Arizona--4.2%
Arizona St. Mun. Fin. Proj., Cert. of Part., Ser. 25, B.I.G.        Aaa           7.875       8/01/14      2,250 (h)    3,000,960
Maricopa Cnty. Sch. Dist., A.M.B.A.C.,
   No. 3 Tempe Elem.,                                               Aaa          Zero         7/01/09      1,500          896,820
   No. 3 Tempe Elem.,                                               Aaa          Zero         7/01/14      1,500          671,070
Maricopa Cnty. Unified Sch. Dist.,
   No. 80 Chandler, F.G.I.C.                                        Aaa          Zero         7/01/09      1,330          795,180
   No. 80 Chandler, M.B.I.A.                                        Aaa          Zero         7/01/10      1,050          594,899
   No. 80 Chandler, M.B.I.A.                                        Aaa          Zero         7/01/11      1,200          640,272
   No. 80 Chandler, F.G.I.C.                                        NR            6.25        7/01/11      1,000        1,155,605
Phoenix St. & Hwy. User Rev., Ser. A, F.G.I.C.                      Aaa          Zero         7/01/12      2,500        1,253,725
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.                             Aaa           7.25        7/15/10      2,095 (h)    2,335,087
Pima Cnty. Unified Sch. Dist., Gen. Oblig., F.G.I.C.,
   No. 1, Tuscan                                                    Aaa           7.50        7/01/10      3,000 (f)    3,795,600
   No. 16, Catalina Foothills                                       Aaa          Zero         7/01/09      3,455        2,065,675
Tucson, Gen. Oblig.,
   Ser. A                                                           Aa3           7.375       7/01/11      1,000        1,261,420
   Ser. A                                                           Aa3           7.375       7/01/12      1,100        1,390,268
   Ser. A                                                           Aa3           7.375       7/01/13      4,500        5,706,810
                                                                                                                     ------------
                                                                                                                       25,563,391
------------------------------------------------------------------------------------------------------------------------------
California--8.5%
Abag Fin. Auth. for Nonprofit Corps. Ref., Amer. Baptist
   Homes., Ser. A                                                   BBB(d)        6.20       10/01/27      2,200        2,337,214
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
   Sr. Pub. Impvts. Proj., Ser. A                                   Aaa           6.00        9/01/24      5,500        6,306,300
   Sub. Pub. Impvts. Proj., Ser. C                                  Aaa           6.00        9/01/16      6,690        7,542,105
Encinitas Union Cap. Sch. Dist., M.B.I.A.                           Aaa          Zero         8/01/21      3,810        1,153,516
Kern High Sch. Dist., Ser. A, M.B.I.A.                              Aaa           6.30        2/01/10      2,490        2,869,202

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of June 30, 1998 (Unaudited)     PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
California (cont'd.)
Long Beach Aquarium of the Pacific Rev., Ser. A, A.M.T.             BBB(d)       6.125%       7/01/23    $ 6,000     $  6,289,500
Long Beach Harbor Rev., F.G.I.C., A.M.T.                            Aaa          6.00         5/15/18      4,000        4,467,560
Los Angeles Unified Sch. Distr., Ser. A, F.G.I.C.                   Aaa          6.00         7/01/15      1,000        1,128,400
San Jose Redev. Proj., Agcy. Tax Alloc., M.B.I.A.                   Aaa          6.00         8/01/11      5,000        5,655,950
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Ser. A                       A-(d)        6.20         9/01/23      2,000        2,119,200
Santa Margarita/Dana Point Auth., M.B.I.A.,
   Impvt. Dists. 3-3A-484A, Ser. B                                  Aaa          7.25         8/01/09      2,000        2,469,920
   Impvt. Dists. 3-3A-484A, Ser. B                                  Aaa          7.25         8/01/10      2,450        3,044,100
   Impvt. Dists. 3-3A-484A, Ser. B                                  Aaa          7.25         8/01/14      2,000        2,531,720
So. Orange Cnty. Pub. Fin. Auth. Rev., Foothill Area Proj.,
   Ser. C, F.G.I.C.                                                 Aaa          6.50         8/15/10      2,000        2,352,060
West Contra Costa Sch. Dist., Cert. of Part., Ref.                  Baa3         7.125        1/01/24      1,600        1,752,784
                                                                                                                     ------------
                                                                                                                       52,019,531
------------------------------------------------------------------------------------------------------------------------------
Colorado--4.7%
Arapahoe Cnty. Cap. Impvt. Trust Fund, Pub. Hwy. Rev., Ser.
   E-470                                                            Aaa          7.00         8/31/26      3,000(b)     3,565,260
Colorado Hsg. Fin. Auth., A.M.T.
   Singl. Fam. Proj., Ser. A-2                                      Aa2          7.25         5/01/27      2,000        2,255,260
   Singl. Fam. Proj., Ser. B-1                                      Aa2          7.90        12/01/25      2,290        2,536,885
   Singl. Fam. Proj., Ser. C-1, M.B.I.A.                            Aaa          7.65        12/01/25      4,920        5,532,147
   Singl. Fam. Proj., Ser. C-2                                      Aa2          6.875       11/01/28      2,000        2,233,540
   Singl. Fam. Proj.                                                Aa2          8.00         6/01/25      3,610        3,999,230
Colorado Springs Arpt. Rev., Ser. A., A.M.T.                        BBB+(d)      7.00         1/01/22      5,000(f)     5,500,100
Colorado Springs Arpt. Rev., Ser. A., A.M.T.                        BBB+(d)      7.00         1/01/22      2,960        3,256,059
                                                                                                                     ------------
                                                                                                                       28,878,481
------------------------------------------------------------------------------------------------------------------------------
Connecticut--2.9%
Connecticut St. Hlth. & Edu. Facs. Auth. Rev.,
   St. Mary's Hosp. Issue, Ser. E                                   A3            5.50        7/01/20      5,650        5,729,156
   St. Mary's Hosp. Issue, Ser. E                                   A3            5.875       7/01/22      1,750        1,815,048
   The Griffin Hosp., Ser. A                                        Baa2          5.75        7/01/23      3,280        3,298,368
   Univ. of Hartford                                                Ba2           6.75        7/01/12      5,475        5,810,070
Connecticut St. Spec. Tax Oblig. Rev., Trans. Infrastructure,
   Ser. A                                                           A1            7.125       6/01/10      1,000        1,227,570
                                                                                                                     ------------
                                                                                                                       17,880,212
------------------------------------------------------------------------------------------------------------------------------
District of Columbia--1.8%
Dist. of Columbia, Gen. Oblig. Ref., Ser. B, M.B.I.A.               Aaa           6.00        6/01/21     10,075       11,291,859

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Florida--2.7%
Broward Cnty. Res. Rec. Rev., Broward Co. L.P. South Proj.          A-(d)         7.95%      12/01/08   $  8,300     $  8,922,334
Florida St. Brd. of Ed., Admin. Cap. Outlay                         Aa2           9.125       6/01/14      1,260 (h)    1,806,512
Hillsborough Cnty. Ind. Dev. Auth., Poll. Ctrl. Rev., Tampa
   Elec. Proj., Ser. 92 Ser. 9                                      Aa3           8.00        5/01/22      5,000        5,767,050
                                                                                                                     ------------
                                                                                                                       16,495,896
------------------------------------------------------------------------------------------------------------------------------
Georgia--2.4%
Burke Cnty. Dev. Auth., M.B.I.A.,
   Georgia Pwr. Plant Co., Vogtle Proj., Ser. 7                     Aaa           6.625      10/01/24        500 (h)      524,130
   Oglethorpe Pwr. Corp.                                            Aaa           8.00        1/01/22      5,000  b)(h)    5,903,350
Forsyth Cnty. Sch. Dist. Dev. Rev., Ser. A                          Aa3           6.75        7/01/16        500          603,065
Fulton Cnty. Sch. Dist. Rev., Lindbrook Square Fndtn.               Aa2           6.375       5/01/17        750 (h)      876,848
Georgia Mun. Elec. Auth. Pwr. Rev. Ref.,
   Ser. B                                                           A             6.25        1/01/17        475          536,246
   Ser. B, M.B.I.A.                                                 Aaa           6.375       1/01/16      5,000        5,818,750
Green Cnty. Dev. Auth. Indl. Park Rev.                              NR            6.875       2/01/04        460          496,220
                                                                                                                     ------------
                                                                                                                       14,758,609
------------------------------------------------------------------------------------------------------------------------------
Hawaii--1.5%
Hawaii St. Arpt. Sys. Rev.,
   2nd Ser. 90, F.G.I.C., A.M.T.                                    Aaa           7.50        7/01/20        500          538,370
   2nd Ser., A.M.T.                                                 A             7.00        7/01/18        365          394,711
Hawaii St. Dept. of Budget & Fin.,
   Hawaiian Elec. Co., Ser. A, M.B.I.A., A.M.T.                     Aaa           5.65       10/01/27      5,000        5,197,000
   Hawaiian Elec. Co., Ser. C, M.B.I.A., A.M.T.                     Aaa           7.375      12/01/20        500          542,885
   Kapiolani Hlth. Care Sys.                                        A             6.30        7/01/08        500          545,095
   Kapiolani Hosp.                                                  A             6.00        7/01/11        250          270,513
Hawaii St. Gen., Oblig., Ser. CJ                                    Aaa           6.25        1/01/15        650 (b)      721,630
Hawaii St. Harbor Cap. Impvt. Rev.,
   F.G.I.C., A.M.T.                                                 Aaa           6.25        7/01/10        250          272,885
   F.G.I.C., A.M.T.                                                 Aaa           6.25        7/01/15        500          542,215
                                                                                                                     ------------
                                                                                                                        9,025,304
------------------------------------------------------------------------------------------------------------------------------
Illinois--4.8%
Cook and Du Page Cntys., Cap. Apprec., High Sch. Dist. No.
   210, F.S.A.                                                      Aaa          Zero        12/01/11      3,035        1,578,777
Illinois Dev. Fin. Auth. Rev.,
   Cmnty. Rehab. Providers-A                                        BBB(d)        6.00        7/01/15      2,000        2,083,400
   Cmnty. Rehab. Providers-A                                        BBB(d)        5.70        7/01/19      1,600        1,614,960

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Illinois (cont'd.)
Illinois Educ. Facs. Auth. Rev., Univ. of Chicago, Ser. A           Aa1          5.125%       7/01/25    $ 4,000     $  3,933,920
Illinois Hlth. Facs. Auth. Rev., Loyola Univ. Hlth. Sys., Ser.
   A, M.B.I.A.                                                      Aaa          6.00         7/01/14      3,500        3,911,180
Metropolitan Pier & Expo. Auth., Hosp. Fac. Rev., McCormick
   Place Convention                                                 BBB-(d)      7.00         7/01/26     12,910       16,283,641
                                                                                                                     ------------
                                                                                                                       29,405,878
------------------------------------------------------------------------------------------------------------------------------
Kentucky--1.1%
Henderson Cnty. Solid Waste Disp. Rev., Macmillan Bloedel
   Proj., A.M.T.                                                    Baa2         7.00         3/01/25      6,000        6,549,120
------------------------------------------------------------------------------------------------------------------------------
Louisiana--5.0%
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.                  Aaa          Zero         9/01/09     13,500        7,870,095
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.                          Aaa           8.90        2/01/07      5,780 (h)    7,614,052
St. Charles Parish, Environ. Impt. Rev., Louisiana Pwr. & Lt.
   Co., Ser. A, A.M.T.                                              Baa2          6.875       7/01/24      5,000        5,536,100
St. Charles Parish, Lousiana Poll. Ctrl. Rev.,
   Lousiana Pwr. & Lt. Co.                                          Baa3          8.25        6/01/14      4,000        4,248,760
   Lousiana Pwr. & Lt. Co., Ser. 1989                               Baa3          8.00       12/01/14      5,000        5,379,850
                                                                                                                     ------------
                                                                                                                       30,648,857
------------------------------------------------------------------------------------------------------------------------------
Maryland--0.6%
Northeast Waste Disp. Auth., Baltimore City Sludge Proj.            NR            7.25        7/01/07      3,370        3,728,871
------------------------------------------------------------------------------------------------------------------------------
Massachusetts--2.5%
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. of Tech.
   Ser. I-1                                                         Aaa           5.20        1/01/28      1,500        1,550,745
Mass. St. Wtr. Res. Auth. Rev.,
   Ser. B, M.B.I.A.                                                 Aaa           6.25       12/01/11      6,720        7,776,854
   Ser. B, M.B.I.A.                                                 Aaa           6.25       12/01/12      5,000        5,776,300
                                                                                                                     ------------
                                                                                                                       15,103,899
------------------------------------------------------------------------------------------------------------------------------
Michigan--3.2%
Dexter Cmnty. Schs., F.G.I.C.                                       Aaa           5.10        5/01/28      8,000        8,122,800
Michigan St. Hosp. Fin. Auth. Rev., Genesys Regl. Hosp., Ser.
   A                                                                Baa2          5.50       10/01/27      3,000        2,969,580
Michigan St. Hsg. Dev. Auth. Rev.,
   Rental Hsg. Rev., Ser. B                                         AA-(d)        7.55        4/01/23      1,000        1,069,870
   Sngl. Fam. Mtge., Ser. A                                         AA+(d)        7.50        6/01/15      5,185        5,412,414

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Michigan (cont'd)
Okemos Pub. Sch. Dist., M.B.I.A.,
   Cnty. of Ingham                                                  Aaa          Zero         5/01/12    $ 1,100     $    559,966
   Cnty. of Ingham                                                  Aaa          Zero         5/01/13      1,000          481,310
St. John's Public Schs. Ref., F.G.I.C.                              Aaa           5.10%       5/01/25      1,000        1,010,180
                                                                                                                     ------------
                                                                                                                       19,626,120
------------------------------------------------------------------------------------------------------------------------------
Minnesota--0.7%
Anoka Hennepin Indpt. Sch. Dist., No. 11, Ser. C, F.S.A.            Aaa          Zero         2/01/12      1,575 (h)      817,000
Minneapolis St. Paul Hsg. Fin. Brd. Rev., Sngl. Fam. Mtge.,
   G.N.M.A., A.M.T.                                                 AAA(d)        7.30        8/01/31        775          816,757
Minneapolis St. Paul Met. Arpts. Comm., Ser. 7, A.M.T.              Aaa           7.80        1/01/14      1,000 (h)    1,039,720
St. Paul Science Museum, Cert. of Part., E.T.M.                     AAA(d)        7.50       12/15/01        685 (h)      723,116
Univ. of Minnesota, Ser. A, E.T.M.                                  Aa3           6.00        2/01/11      1,000          987,080
                                                                                                                     ------------
                                                                                                                        4,383,673
------------------------------------------------------------------------------------------------------------------------------
Mississipi--0.4%
Mississippi Hosp. Equip. & Facs, Auth. Rev.,
   Rush Med. Fndtn. Proj., Ser. B                                   Baa3          6.00        1/01/16      1,480        1,530,083
   Rush Med. Fndtn. Proj., Ser. B                                   Baa3          6.00        1/01/22      1,000        1,029,840
                                                                                                                     ------------
                                                                                                                        2,559,923
------------------------------------------------------------------------------------------------------------------------------
Missouri--0.9%
Missouri St. Hsg. Dev. Comn. Mtge Rev., Sngl. Fam. Homeowner
   Ln., Ser. A, G.N.M.A., A.M.T.                                    AAA(d)        7.20        9/01/26      4,920        5,531,015
------------------------------------------------------------------------------------------------------------------------------
Nevada--2.4%
Clark Cnty. Indl. Dev. Rev., Southwest Gas Corp., Ser. A,
   A.M.T.                                                           Baa2          6.50       12/01/33     10,000       10,728,600
Nevada Hsg. Div., Multi Unit Hsg., Arville Et Cetera Proj.,
   F.N.M.A., A.M.T.                                                 AAA(d)        6.60       10/01/23      3,475        3,730,343
                                                                                                                     ------------
                                                                                                                       14,458,943
------------------------------------------------------------------------------------------------------------------------------
New Hampshire--0.3%
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev.,
   New Hampshire College                                            BBB-(d)       6.30        1/01/16        500          534,885
   New Hampshire College                                            BBB-(d)       6.375       1/01/27      1,000        1,069,110
                                                                                                                     ------------
                                                                                                                        1,603,995

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
New Jersey--2.5%
New Jersey St. Hsg. & Mtge. Fin. Agcy., Ser. D, M.B.I.A.,
   A.M.T.                                                           Aaa           7.70%      10/01/29   $  2,035     $  2,119,941
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.                   Aaa           6.50        1/01/16     11,000       13,002,220
                                                                                                                     ------------
                                                                                                                       15,122,161
------------------------------------------------------------------------------------------------------------------------------
New Mexico--0.9%
New Mexico Mtge. Fin. Auth., Sngl. Fam. Mtge., A.M.T.               AAA(d)        6.30        7/01/28      5,000        5,297,250
------------------------------------------------------------------------------------------------------------------------------
New York--13.9%
Greece Central Sch. Dist.,
   F.G.I.C.                                                         Aaa           6.00        6/15/16        950        1,070,175
   F.G.I.C.                                                         Aaa           6.00        6/15/17        950        1,071,743
   F.G.I.C.                                                         Aaa           6.00        6/15/18        950        1,072,949
Metropolitan Trans. Auth., Trans. Facs. Rev., Ser. A, F.S.A.        Aaa           6.00        7/01/16      2,500        2,721,150
New York City Ind. Dev. Agcy.,
   Brooklyn Navy Yard Cogen Partners, A.M.T.                        Baa3          5.65       10/01/28      3,000        3,026,670
   Brooklyn Navy Yard Cogen Partners, A.M.T.                        Baa3          5.75       10/01/36      5,000        5,094,250
   Spec. Fac. Rev., Terminal One Group Assoc. Proj., A.M.T.         A1            6.00        1/01/19      2,500        2,643,600
New York City Mun. Wtr. Fin. Auth.,
   F.G.I.C.                                                         Aaa           6.75        6/15/16      6,000 (b)    6,518,400
   F.G.I.C.                                                         Aaa           6.75        6/15/16     10,565 (f)   11,381,991
New York City, Gen. Oblig.,
   Ser. A                                                           A-(d)         7.75        8/15/04      1,875 (b)    2,101,988
   Ser. A                                                           A3            7.75        8/15/04        125          138,246
   Ser. B                                                           A3            8.25        6/01/06      1,500        1,851,795
   Ser. B                                                           A3            7.25        8/15/07      3,500        4,148,690
   Ser. D                                                           Aaa           8.00        8/01/03      1,635 (b)    1,846,242
   Ser. D                                                           A3            8.00        8/01/03        385          430,923
   Ser. D                                                           Aaa           8.00        8/01/04      1,005 (b)    1,134,846
   Ser. D                                                           A3            8.00        8/01/04        165          184,681
   Ser. D                                                           Aaa           7.65        2/01/07      4,605 (b)    5,214,932
   Ser. D                                                           A3            7.65        2/01/07        395          442,250
   Ser. F                                                           A-(d)         8.25       11/15/02      4,185 (b)    4,790,234
   Ser. F                                                           A3            8.25       11/15/02        815          924,748
New York St. Dorm. Auth. Rev., Mem. Sloan Kettering Cancer
   Ctr., M.B.I.A.                                                   Aaa           5.75        7/01/20      4,000        4,386,280

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
New York (cont'd.)
New York St. Local Gov't. Assist. Corp., Ref., Ser. E               A3            6.00%       4/01/14   $  5,000     $  5,627,850
New York St. Urban Dev. Corp., Rev., Ref., F.S.A.,
   Correctional Facs.                                               Aaa           6.50        1/01/09      3,000        3,476,010
   Correctional Facs., Ser. A                                       Aaa           5.50        1/01/14      3,000        3,210,780
Triborough Bridge & Tunl. Auth., Ser. X, M.B.I.A.                   Aaa           6.625       1/01/12      8,500 (h)   10,070,545
                                                                                                                     ------------
                                                                                                                       84,581,968
------------------------------------------------------------------------------------------------------------------------------
North Dakota--1.8%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C.                   Aaa           7.20        6/30/13      9,000       11,082,870
------------------------------------------------------------------------------------------------------------------------------
Ohio--2.4%
Ohio St. Wtr. Dev. Auth., Poll. Ctrl. Facs. Rev., Buckeye Pwr.
   Inc. Proj., A.M.B.A.C.                                           Aaa           7.80       11/01/14     12,585       14,933,613
------------------------------------------------------------------------------------------------------------------------------
Oklahoma--4.6%
McGee Creek Auth. Wtr. Rev., M.B.I.A.                               Aaa           6.00        1/01/23      7,000        7,950,250
Tulsa Mun. Arpt. Trust Rev., American Airlines, Inc., A.M.T.        Baa2          7.375      12/01/20     19,000       20,436,020
                                                                                                                     ------------
                                                                                                                       28,386,270
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--1.0%
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Rec. Fac., Ser. A         Baa1          6.20        7/01/19      3,000        3,246,450
Philadelphia Wtr. & Waste Auth. Rev., M.B.I.A.                      Aaa           6.25        8/01/11      2,500        2,864,875
                                                                                                                     ------------
                                                                                                                        6,111,325
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--3.4%
Puerto Rico Comnwlth., Gen. Oblig., M.B.I.A.                        Baa1          6.50        7/01/13      3,000        3,502,260
Puerto Rico Comnwlth., Hwy. & Trans. Auth., Hwy. Rev.,
   Ser. V                                                           Baa1          6.625       7/01/12      4,000        4,392,360
   Ser. V                                                           Baa1          6.375       7/01/08        500          540,840
Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Facs.,
   Doctor Pila Hosp. Proj., F.H.A.                                  AAA(d)        6.125       8/01/25        500          550,755
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.                  Aaa           6.25        7/01/16        500          555,145
Puerto Rico Mun. Fin. Agcy., Ser. A, F.S.A.                         Aaa           6.00        7/01/14        250          272,268
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.                                                 Aaa           6.667(c)    1/25/07      4,100        4,504,875
   Ser. I, M.B.I.A.                                                 Aaa           6.996(c)    1/16/15      6,150        6,557,437
                                                                                                                     ------------
                                                                                                                       20,875,940

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
South Carolina--1.7%
Charleston Wtrwks. & Swr. Rev., E.T.M.                              Aaa         10.375%       1/01/10    $ 7,415(h)  $ 10,319,159
------------------------------------------------------------------------------------------------------------------------------
Tennessee--1.9%
Bristol Hlth. & Edl. Fac. Rev., Bristol Memorial Hosp.,
   F.G.I.C.                                                         Aaa          6.75         9/01/10      5,000(f)     5,982,500
McMinn Cnty. Ind. Dev. Brd. Solid Waste Rev., Calhoun Nwsprnt.
   Recycling Fac., A.M.T.                                           Baa1         7.40        12/01/22      5,000        5,580,250
                                                                                                                     ------------
                                                                                                                       11,562,750
------------------------------------------------------------------------------------------------------------------------------
Texas--4.8%
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Baptist Hlth. Sys.,
   Ser. A, M.B.I.A.                                                 Aaa           6.00       11/15/14      5,695        6,367,010
Dallas Ft. Worth, Regl. Arpt. Rev., F.G.I.C.,
   Ser. A                                                           Aaa           7.375      11/01/08      3,500        4,094,720
   Ser. A                                                           Aaa           7.375      11/01/09      3,500        4,094,720
Keller Indpt. Sch. Dist. Rev.                                       Aaa           6.00        8/15/23      3,970        4,534,137
New Braunfels Indpt. Sch. Dist.,
   Cap. Apprec.                                                     Aaa          Zero         2/01/10      2,335        1,344,727
   Cap. Apprec.                                                     Aaa          Zero         2/01/11      2,365        1,282,776
Port Corpus Christi Auth. Rev.,                                     A2            7.50        8/01/12      2,000        2,174,460
San Antonio Elec. & Gas Rev., Ser. B, F.G.I.C.                      Aaa          Zero         2/01/09      5,000        3,038,750
Univ. of Texas Rev., Fen. Sys., Ser. B                              Aa1           6.75        8/15/13      2,035        2,217,336
                                                                                                                     ------------
                                                                                                                       29,148,636
------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands--0.1%
Virgin Islands Pub. Fin. Auth. Rev.,
   Gov't. Dev. Proj., Ser. B, A.M.T.                                NR            7.375      10/01/10        300          353,409
   Matching Loan Notes, Ser. A                                      NR            7.25       10/01/18        250 (b)      284,738
                                                                                                                     ------------
                                                                                                                          638,147
------------------------------------------------------------------------------------------------------------------------------
Virginia--0.4%
Pocahontas Parkway Assoc. Toll Road, Variable Ref., Kinder
   Care Ctrs., Ser. B.                                              Baa3         Zero         8/15/16      7,000 (g)    2,500,960
------------------------------------------------------------------------------------------------------------------------------
Washington--4.8%
Chelan Cnty. Pub. Util., Dist. No. 1, Columbia River Rock
   Hydro Elec. Sys. Rev., Ser. A, M.B.I.A.                          Aaa          Zero         6/01/15     15,000        6,314,100

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Washington (cont'd.)
Pierce Cnty. Sch. Dist. No. 1, F.G.I.C.                             Aaa           6.00%      12/01/10   $  1,000     $  1,129,270
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. A, F.S.A.                              Aaa           7.00        7/01/08      4,000        4,734,560
   Nuclear Proj. No. 1, Ser. B, F.S.A.                              Aaa           7.25        7/01/09      5,000        6,037,700
   Nuclear Proj. No. 2, F.S.A.                                      Aaa           5.40        7/01/12      5,400        5,627,340
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.                            Aaa          Zero         7/01/06      3,000        2,068,530
Washington St. Rev., Ser. R-97A                                     Aa1          Zero         7/01/16      8,000        3,180,400
                                                                                                                     ------------
                                                                                                                       29,091,900
------------------------------------------------------------------------------------------------------------------------------
Wisconsin--0.4%
Wisconsin Hsg. & Econ. Dev. Auth., Home Ownership Rev., A.M.T.      Aa            6.20        3/01/27      2,100        2,206,470
                                                                                                                     ------------
Total long-term investments (cost $545,571,656)                                                                       592,439,235
                                                                                                                     ------------
SHORT-TERM INVESTMENTS--2.4%
------------------------------------------------------------------------------------------------------------------------------
District of Columbia--0.7%
Dist. of Columbia, Gen. Oblig. Ref., Ser. 92A-4, F.R.D.D.           VMIG1         4.00        7/01/98      4,300        4,300,000
------------------------------------------------------------------------------------------------------------------------------
Louisiana--1.6%
Calcasieu Parish Inc. Ind. Dev. Brd. Environ. Rev., F.R.D.D.,
   A.M.T.                                                           VMIG1         4.00        7/01/98        500          500,000
Plaquemines Parish Environ. Rev., A.M.T.,
   British Petroleum Co., Expl. & Oil Proj., F.R.D.D., Ser. 94      P1            3.95        7/01/98        100          100,000
   British Petroleum Co., Expl. & Oil Proj., F.R.D.D., Ser. 95      P1            3.95        7/01/98        300          300,000
West Baton Rouge Parish Ind. Dist. No. 3 Rev., Dow Chemical
   Co. Proj., Ser. 93, F.R.D.D., A.M.T.                             P1            4.05        7/01/98      8,600        8,600,000
                                                                                                                     ------------
                                                                                                                        9,500,000
------------------------------------------------------------------------------------------------------------------------------
Virginia--0.1%
Hopewell Ind. Dev. Auth. Rev., Hadson Pwr. Prog. 13, Ser. 90A,
   F.R.D.D., A.M.T.                                                 P1            4.05        7/01/98        600          600,000
King George Cnty. Ind. Dev. Auth., Birchwood Pwr. Proj., Ser.
   94A, F.R.D.D., A.M.T.                                            A1+(d)        4.10        7/01/98        100          100,000
                                                                                                                     ------------
                                                                                                                          700,000
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11
Portfolio of Investments
as of June 30, 1998 (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                                        Value
Description(a)                                                                                         Contracts       (Note 1)
------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED--0.1%
United States Treasury Bond Future, expiring 11/20/98 @$125.                                                 300     $    496,875
                                                                                                                     ------------
Total short-term investments (cost $14,891,687)                                                                        14,996,875
                                                                                                                     ------------
Total Investments--99.5%
   (cost $560,463,343)                                                                                                607,436,110
Other assets in excess of liabilities--0.5%                                                                             2,877,396
                                                                                                                     ------------
Net Assets--100%                                                                                                     $610,313,506
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    B.I.G.--Bond Investors Guaranty Insurance Company
    E.T.M.--Escrowed to Maturity
    F.G.I.C.--Financial Guaranty Insurance Company
    F.H.A.--Federal Housing Authority
    F.N.M.A.--Federal National Mortgage Association
    F.R.D.D.--Floating Rate Daily Demand Note(e)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
(b) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(c) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year-end.
(d) Standard and Poor's Rating.
(e) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(f) Pledged as initial margin on financial futures contracts.
(g) Represents when-issued or extended settlement security.
(h) Pledged as collateral for when-issued or extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Statement of Assets and Liabilities
(Unaudited)                           PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1998
Investments, at value (cost $560,463,343)...................................................................      $607,436,110
Cash........................................................................................................           421,300
Interest receivable.........................................................................................         9,841,509
Receivable for investments sold.............................................................................           555,924
Receivable for Fund shares sold.............................................................................           229,100
Due from broker--variation margin...........................................................................            56,250
Deferred expenses and other assets..........................................................................            10,648
                                                                                                                  -------------
   Total assets.............................................................................................       618,550,841
                                                                                                                  -------------
Liabilities
Payable for investments purchased...........................................................................         6,442,790
Payable for Fund shares reacquired..........................................................................           801,123
Dividends payable...........................................................................................           408,837
Accrued expenses............................................................................................           258,571
Management fee payable......................................................................................           226,301
Distribution fee payable....................................................................................            94,295
Deferred director's fee.....................................................................................             5,418
                                                                                                                  -------------
   Total liabilities........................................................................................         8,237,335
                                                                                                                  -------------
Net Assets..................................................................................................      $610,313,506
                                                                                                                  -------------
                                                                                                                  -------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    379,486
   Paid-in capital in excess of par.........................................................................       559,713,928
                                                                                                                  -------------
                                                                                                                   560,093,414
   Accumulated net realized gain on investments.............................................................         3,131,700
   Net unrealized appreciation on investments...............................................................        47,088,392
                                                                                                                  -------------
Net assets, June 30, 1998...................................................................................      $610,313,506
                                                                                                                  -------------
                                                                                                                  -------------
Class A:
   Net asset value and redemption price per share
      ($480,442,843 / 29,888,170 shares of common stock issued and outstanding).............................            $16.07
   Maximum sales charge (3% of offering price)..............................................................               .50
                                                                                                                  -------------
   Maximum offering price to public.........................................................................            $16.57
                                                                                                                  -------------
                                                                                                                  -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($128,212,019 / 7,957,475 shares of common stock issued and outstanding)..............................            $16.11
                                                                                                                  -------------
Class C:
   Net asset value, offering price and redemption price per share
      ($1,658,644 / 102,944 shares of common stock issued and outstanding)..................................            $16.11
                                                                                                                  -------------
                                                                                                                  -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
Net Investment Income                            June 30, 1998
Income
   Interest...................................    $17,592,359
                                                 -------------
Expenses
   Management fee.............................      1,485,469
   Distribution fee--Class A..................        240,983
   Distribution fee--Class B..................        339,402
   Distribution fee--Class C..................          4,343
   Transfer agent's fees and expense..........        268,000
   Custodian's fees and expenses..............         71,000
   Reports to shareholders....................         45,000
   Registration fees..........................         25,000
   Audit fees and expenses....................         17,000
   Legal fees and expenses....................         16,000
   Directors' fees and expenses...............         14,000
   Insurance expense..........................          4,000
   Miscellaneous..............................          3,548
                                                 -------------
      Total expenses..........................      2,533,745
   Less: Custodian fee credit.................         (2,205)
                                                 -------------
      Net expenses............................      2,531,540
                                                 -------------
Net investment income.........................     15,060,819
                                                 -------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................      3,469,738
   Financial futures contracts................     (1,380,883)
                                                 -------------
                                                    2,088,855
                                                 -------------
Net change in unrealized appreciation
   (depreciation) of:
   Investments................................     (4,234,051)
   Futures....................................        228,125
                                                 -------------
                                                   (4,005,926)
                                                 -------------
Net loss on investment transactions...........     (1,917,071)
                                                 -------------
Net Increase in Net Assets
Resulting from Operations.....................    $13,143,748
                                                 -------------
                                                 -------------

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended         Year Ended
Increase (Decrease)                 June 30,       December 31,
in Net Assets                         1998             1997
Operations
   Net investment income........  $  15,060,819    $  32,548,931
   Net realized gain on
      investment transactions...      2,088,855        8,329,425
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............     (4,005,926)      19,312,987
                                  -------------    -------------
   Net increase in net assets
      resulting from
      operations................     13,143,748       60,191,343
                                  -------------    -------------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................    (11,943,682)     (25,293,360)
      Class B...................     (3,092,086)      (7,221,480)
      Class C...................        (25,051)         (34,091)
                                  -------------    -------------
                                    (15,060,819)     (32,548,931)
                                  -------------    -------------
   Distributions paid from
      capital gains
      Class A...................             --       (3,169,156)
      Class B...................             --         (905,674)
      Class C...................             --           (5,317)
                                  -------------    -------------
                                             --       (4,080,147)
                                  -------------    -------------
   Distributions in excess of
      net investment income
      Class A...................             --         (152,363)
      Class B...................             --          (43,542)
      Class C...................             --             (256)
                                  -------------    -------------
                                             --         (196,161)
                                  -------------    -------------
Fund share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold......................     14,267,923      143,282,681
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............      9,285,437       22,849,312
   Cost of shares reacquired....    (46,854,022)    (225,662,512)
                                  -------------    -------------
   Net decrease in net assets
      from Fund share
      transactions..............    (23,300,662)     (59,530,519)
                                  -------------    -------------
Total decrease..................    (25,217,733)     (36,164,415)
Net Assets
Beginning of period.............    635,531,239      671,695,654
                                  -------------    -------------
End of period...................  $ 610,313,506    $ 635,531,239
                                  -------------    -------------
                                  -------------    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Notes to Financial Statements
(Unaudited)                           PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------
Prudential National Municipals Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Directors. All Securities are valued as of 4:15 p.m., New York time.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
--------------------------------------------------------------------------------
                                       15

Notes to Financial Statements
(Unaudited)                           PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------
Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. For this reason, no federal income tax provision is required.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund's average daily net assets in excess of $1.5 billion.

The Fund had a distribution agreement with Prudential Securities Incorporated ('PSI'), which acted as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensated PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees were accrued daily and payable monthly. Effective July 1, 1998, Prudential Investment Management Services LLC ('PIMS') became the distributor of the Fund and is serving the Fund under the same terms and conditions as under the arrangment with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensated PSI with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 1998.

PSI has advised the Fund that it received approximately $39,700 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 1998. From these fees, PSI paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended June 30, 1998, it received approximately $71,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders.

PSI, PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment companies (the 'Funds'), has a credit agreement (the 'Agreement') with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the Agreement during the six months ended June 30, 1998. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expires on December 29, 1998.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30, 1998, the Fund incurred fees of approximately $196,200 for the services of PMFS. As of June 30, 1998, $32,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------------------------------------
                                       16

Notes to Financial Statements
(Unaudited)                           PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1998, were $86,131,037 and $113,863,128, respectively.

The federal income tax basis of the Fund's investments at June 30, 1998 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $46,972,767 (gross unrealized appreciation--$47,016,655; gross unrealized depreciation--$43,888).

During the six months ended June 30, 1998, the Fund entered into financial futures contracts. Details of open contracts at June 30, 1998 are as follows:

                                             Value at        Value at         Unrealized
Number of                    Expiration        Trade         June 30,        Appreciation
Contracts        Type           Date           Date            1998         (Depreciation)
---------     -----------    -----------    -----------     -----------     --------------
                 Long
               Position:
                 U.S.
               Treasury
   200           Index        Sep. 1998     $24,603,125     $24,718,750       $  115,625
                                                                            --------------
                                                                            --------------

------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

There are 750 million shares of common stock, $.01 par value per share, authorized divided into three classes, designated Class A, Class B and Class C common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    -------------
Six months ended June 30, 1998:
Shares sold......................       479,047    $   7,720,930
Shares issued in reinvestment of
  dividends and distributions....       460,284        7,397,481
Shares reaquired.................    (1,968,482)     (31,655,706)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................    (1,029,151)     (16,537,295)
Shares issued upon conversion
  and/or exchange from Class B...       329,309        5,300,294
                                    -----------    -------------
Net decrease in shares
  outstanding....................      (699,842)   $ (11,237,001)
                                    -----------    -------------
                                    -----------    -------------
                                      Shares          Amount
                                    -----------    -------------
Year ended December 31, 1997:
Shares sold......................     7,770,406    $ 121,265,504
Shares issued in connection with
  the acquisition of Prudential
  Municipal Series Fund-Hawaii
  Income Series (Note 6).........       896,395       14,045,247
Shares issued in reinvestment of
  dividends and distributions....     1,127,948       17,779,927
Shares reacquired................   (12,541,415)    (197,015,549)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................    (2,746,666)     (43,924,871)
Shares issued upon conversion
  from Class B...................     1,028,246       16,211,378
                                    -----------    -------------
Net decrease in shares
  outstanding....................    (1,718,420)   $ (27,713,493)
                                    -----------    -------------
                                    -----------    -------------
Class B
---------------------------------
Six months ended June 30, 1998:
Shares sold......................       353,556    $   5,705,840
Shares issued in reinvestment of
  dividends and distributions....       115,968        1,868,184
Shares reaquired.................      (941,016)     (15,171,468)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................      (471,492)      (7,597,444)
Shares reacquired upon conversion
  and/or exchange from Class A...      (328,493)      (5,300,294)
                                    -----------    -------------
Net decrease in shares
  outstanding....................      (799,985)   $ (12,897,738)
                                    -----------    -------------
                                    -----------    -------------
Year ended December 31, 1997:
Shares sold......................       493,868    $   7,772,752
Shares issued in reinvestment of
  dividends and distributions....       319,319        5,042,204
Shares reaquired.................    (1,812,567)     (28,445,531)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................      (999,380)     (15,630,575)
Shares issued upon conversion
  and/or exchange from Class A...    (1,025,835)     (16,211,378)
                                    -----------    -------------
Net decrease in shares
  outstanding....................    (2,025,215)   $ (31,641,953)
                                    -----------    -------------
                                    -----------    -------------
Class C
---------------------------------
Six months ended June 30, 1998:
Shares sold......................        52,310    $     841,153
Shares issued in reinvestment of
  dividends and distributions....         1,229           19,772
Shares reacquired................        (1,668)         (26,848)
                                    -----------    -------------
Net increase in shares
  outstanding....................        51,871    $     834,077
                                    -----------    -------------
                                    -----------    -------------
Year ended December 31, 1997:
Shares sold......................        12,662    $     199,178
Shares issued in reinvestment of
  dividends and distributions....         1,717           27,181
Shares reacquired................       (12,783)        (201,432)
                                    -----------    -------------
Net increase in shares
  outstanding....................         1,596    $      24,927
                                    -----------    -------------
                                    -----------    -------------

--------------------------------------------------------------------------------
                                       17

Financial Highlights (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                         Class A
                                                        -------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                         Year Ended December 31,
                                                         June 30,      ----------------------------------------------------------
                                                           1998          1997         1996         1995        1994        1993
                                                        ----------     --------     --------     --------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $   16.12     $  15.56     $  15.98     $  14.42     $ 16.30     $ 15.94
                                                        ----------     --------     --------     --------     -------     -------
Income from investment operations
Net investment income...............................           .40          .81(b)       .82(b)       .81(b)      .81         .90
Net realized and unrealized gain (loss) on
   investment transactions..........................          (.05)         .67         (.42)        1.57       (1.78)       1.05
                                                        ----------     --------     --------     --------     -------     -------
   Total from investment operations.................           .35         1.48          .40         2.38        (.97)       1.95
                                                        ----------     --------     --------     --------     -------     -------
Less distributions
Dividends from net investment income................          (.40)        (.81)        (.82)        (.81)       (.81)       (.90)
Distributions in excess of net investment income....        --             (.01)       --   (c)      (.01)      --          --
Distributions from net realized gains...............        --             (.10)       --           --           (.10)       (.69)
                                                        ----------     --------     --------     --------     -------     -------
   Total distributions..............................          (.40)        (.92)        (.82)        (.82)       (.91)      (1.59)
                                                        ----------     --------     --------     --------     -------     -------
Net asset value, end of period......................     $   16.07     $  16.12     $  15.56     $  15.98     $ 14.42     $ 16.30
                                                        ----------     --------     --------     --------     -------     -------
                                                        ----------     --------     --------     --------     -------     -------
TOTAL RETURN(a):....................................          2.21%        9.80%        2.66%       16.91%      (6.04)%     12.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................     $ 480,443     $493,178     $502,739     $538,145     $12,721     $14,167
Average net assets (000)............................     $ 485,960     $491,279     $508,159     $446,350     $14,116     $11,786
Ratios to average net assets:
   Expenses, including distribution fees............           .73%(d)      .70%(b)      .68%(b)      .75%(b)     .77%        .69%
   Expenses, excluding distribution fees............           .63%(d)      .60%(b)      .58%(b)      .65%(b)     .67%        .59%
   Net investment income............................          4.96%(d)     5.15%(b)     5.31%(b)     5.34%(b)    5.38%       5.49%
For Class A, B and C shares:
   Portfolio turnover rate..........................            14%          38%          46%          98%        120%         82%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Financial Highlights (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                          Class B
                                                        ---------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                          Year Ended December 31,
                                                         June 30,      ------------------------------------------------------------
                                                           1998          1997         1996         1995         1994         1993
                                                        ----------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $   16.16     $  15.60     $  16.02     $  14.45     $  16.33     $  15.97
                                                        ----------     --------     --------     --------     --------     --------
Income from investment operations
Net investment income...............................           .36          .75(b)       .76(b)       .76(b)       .75          .84
Net realized and unrealized gain (loss) on
   investment transactions..........................          (.05)         .67         (.42)        1.58        (1.78)        1.05
                                                        ----------     --------     --------     --------     --------     --------
   Total from investment operations.................           .31         1.42          .34         2.34        (1.03)        1.89
                                                        ----------     --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income................          (.36)        (.75)        (.76)        (.76)        (.75)        (.84)
Distributions in excess of net investment income....        --             (.01)       --   (c)      (.01)       --           --
Distributions from net realized gains...............        --             (.10)       --           --            (.10)        (.69)
                                                        ----------     --------     --------     --------     --------     --------
   Total distributions..............................          (.36)        (.86)        (.76)        (.77)        (.85)       (1.53)
                                                        ----------     --------     --------     --------     --------     --------
Net asset value, end of period......................     $   16.11     $  16.16     $  15.60     $  16.02     $  14.45     $  16.33
                                                        ----------     --------     --------     --------     --------     --------
                                                        ----------     --------     --------     --------     --------     --------
TOTAL RETURN(a):....................................          2.00%        9.35%        2.26%       16.49%       (6.39)%      12.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $128,212     $141,528     $168,185     $222,865     $672,272     $848,299
Average net assets (000)............................      $138,886     $151,938     $193,312     $252,313     $751,623     $854,919
Ratios to average net assets:
   Expenses, including distribution fees............          1.13%(d)     1.10%(b)     1.08%(b)     1.15%(b)     1.17%        1.09%
   Expenses, excluding distribution fees............           .63%(d)      .60%(b)      .58%(b)      .65%(b)      .67%         .59%
   Net investment income............................          4.56%(d)     4.75%(b)     4.91%(b)     4.96%(b)     4.96%        5.09%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Financial Highlights (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                     Class C
                                                        -----------------------------------------------------------------
                                                        Six Months
                                                          Ended                     Year Ended December 31,
                                                         June 30,      --------------------------------------------------
                                                           1998         1997        1996        1995       1994
                                                        ----------     -------     -------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $   16.16     $ 15.60     $ 16.02     $14.44     $15.13
                                                        ----------     -------     -------     ------     ------
Income from investment operations
Net investment income...............................           .34         .71(b)      .72(b)     .72(b)     .29
Net realized and unrealized gain (loss) on
   investment transactions..........................          (.05)        .67        (.42)      1.59       (.69)
                                                        ----------     -------     -------     ------     ------
   Total from investment operations.................           .29        1.38         .30       2.31       (.40)
                                                        ----------     -------     -------     ------     ------
Less distributions
Dividends from net investment income................          (.34)       (.71)       (.72)      (.72)      (.29)
Distributions in excess of net investment income....        --            (.01)      --   (c)    (.01)      --
Distributions from net realized gains...............        --            (.10)      --          --         --
                                                        ----------     -------     -------     ------     ------
   Total distributions..............................          (.34)       (.82)       (.72)      (.73)      (.29)
                                                        ----------     -------     -------     ------     ------
Net asset value, end of period......................     $   16.11     $ 16.16     $ 15.60     $16.02     $14.44
                                                        ----------     -------     -------     ------     ------
                                                        ----------     -------     -------     ------     ------
TOTAL RETURN(a):....................................          1.88%       9.08%       2.01%     16.22%     (2.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................        $1,659        $825        $772       $403       $141
Average net assets (000)............................        $1,168        $758        $674       $247       $103
Ratios to average net assets:
   Expenses, including distribution fees............          1.38%(d)    1.35%(b)    1.33%(b)   1.40%(b)   1.51%(d)
   Expenses, excluding distribution fees............           .63%(d)     .60%(b)     .58%(b)    .65%(b)    .76%(d)
   Net investment income............................          4.31%(d)    4.50%(b)    4.67%(b)   4.66%(b)   4.84%(d)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852

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